Goodwill and Intangible Assets - Goodwill by Segment and Changes in Carrying Amount (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Feb. 15, 2012	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 Functional Amines [Member]	Dec. 31, 2012 Functional Amines [Member]		Dec. 31, 2011 Functional Amines [Member] Predecessor [Member]	Sep. 30, 2013 Specialty Amines [Member]	Dec. 31, 2012 Specialty Amines [Member]		Dec. 31, 2011 Specialty Amines [Member] Predecessor [Member]	Sep. 30, 2013 Crop Protection [Member]	Dec. 31, 2012 Crop Protection [Member]		Dec. 31, 2011 Crop Protection [Member] Predecessor [Member]
Goodwill [Line Items]
Beginning balance	$ 453		$ 452	$ 558	$ 166			$ 145	$ 153			$ 178	$ 134			$ 235
Business acquisition		452 [1]				165	[1]			153	[1]			134	[1]
Foreign currency translation	6	1		(18)	2	1		(5)	2			(6)	2			(7)
Ending balance	$ 459	$ 453	$ 452	$ 540	$ 168	$ 166		$ 140	$ 155	$ 153		$ 172	$ 136	$ 134		$ 228

[1]	Represents the goodwill established during the Acquisition of the Predecessor by affiliates of Apollo Global Management.